UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-24


                 J.P. Morgan Mortgage Acquisition Trust 2006-CH1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       56-2626773, 56-2626772, 56-2626771
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CH1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
  A1               [   ]           [   ]           [ x ]
  A2               [   ]           [   ]           [ x ]
  A3               [   ]           [   ]           [ x ]
  A4               [   ]           [   ]           [ x ]
  A5               [   ]           [   ]           [ x ]
  M1               [   ]           [   ]           [ x ]
  M2               [   ]           [   ]           [ x ]
  M3               [   ]           [   ]           [ x ]
  M4               [   ]           [   ]           [ x ]
  M5               [   ]           [   ]           [ x ]
  M6               [   ]           [   ]           [ x ]
  M7               [   ]           [   ]           [ x ]
  M8               [   ]           [   ]           [ x ]
  M9               [   ]           [   ]           [ x ]
  M10              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to  holders of J.P. Morgan
         Mortgage  Acquisition  Trust  2006-CH1.  The  distribution   report  is
         attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CH1 relating to the December 26, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH1
                                December 26, 2006

                                Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH1
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                               ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        149,925,000.00   144,118,725.88    2,853,893.69     632,721.24    3,486,614.93      0.00         0.00     141,264,832.19
A2        189,819,000.00   182,103,048.64    7,969,521.84     787,747.44    8,757,269.28      0.00         0.00     174,133,526.80
A3         51,711,000.00    51,711,000.00            0.00     225,775.97      225,775.97      0.00         0.00      51,711,000.00
A4         39,661,000.00    39,661,000.00            0.00     174,442.30      174,442.30      0.00         0.00      39,661,000.00
A5         41,555,000.00    41,555,000.00            0.00     185,785.48      185,785.48      0.00         0.00      41,555,000.00
M1         20,992,000.00    20,992,000.00            0.00      93,682.63       93,682.63      0.00         0.00      20,992,000.00
M2         25,495,000.00    25,495,000.00            0.00     115,216.15      115,216.15      0.00         0.00      25,495,000.00
M3          8,698,000.00     8,698,000.00            0.00      39,517.91       39,517.91      0.00         0.00       8,698,000.00
M4          9,597,000.00     9,597,000.00            0.00      44,066.23       44,066.23      0.00         0.00       9,597,000.00
M5          8,698,000.00     8,698,000.00            0.00      40,078.45       40,078.45      0.00         0.00       8,698,000.00
M6          7,798,000.00     7,798,000.00            0.00      36,182.72       36,182.72      0.00         0.00       7,798,000.00
M7          7,498,000.00     7,498,000.00            0.00      36,965.14       36,965.14      0.00         0.00       7,498,000.00
M8          6,298,000.00     6,298,000.00            0.00      31,708.68       31,708.68      0.00         0.00       6,298,000.00
M9          7,198,000.00     7,198,000.00            0.00      41,284.53       41,284.53      0.00         0.00       7,198,000.00
M10         8,398,000.00     8,398,000.00            0.00      47,828.94       47,828.94      0.00         0.00       8,398,000.00
P                 100.00           100.00            0.00     183,336.23      183,336.23      0.00         0.00             100.00
R                   0.00             0.00            0.00           0.00            0.00      0.00         0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    583,341,100.00   569,818,874.52   10,823,415.53   2,716,340.04   13,539,755.57      0.00         0.00     558,995,458.99
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       599,836,724.00       586,314,384.76     0.00          1,016,084.10    1,016,084.10     0.00         0.00     575,490,969.23
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46629TAA8      961.27214194      19.03547567          4.22025173         23.25572740       942.23666627       5.450000%
A2       46629TAB6      959.35100617      41.98484788          4.14999257         46.13484045       917.36615829       5.370000%
A3       46629TAC4    1,000.00000000       0.00000000          4.36611108          4.36611108     1,000.00000000       5.420000%
A4       46629TAD2    1,000.00000000       0.00000000          4.39833338          4.39833338     1,000.00000000       5.460000%
A5       46629TAE0    1,000.00000000       0.00000000          4.47083335          4.47083335     1,000.00000000       5.550000%
M1       46629TAF7    1,000.00000000       0.00000000          4.46277773          4.46277773     1,000.00000000       5.540000%
M2       46629TAG5    1,000.00000000       0.00000000          4.51916650          4.51916650     1,000.00000000       5.610000%
M3       46629TAH3    1,000.00000000       0.00000000          4.54333295          4.54333295     1,000.00000000       5.640000%
M4       46629TAJ9    1,000.00000000       0.00000000          4.59166719          4.59166719     1,000.00000000       5.700000%
M5       46629TAK6    1,000.00000000       0.00000000          4.60777765          4.60777765     1,000.00000000       5.720000%
M6       46629TAL4    1,000.00000000       0.00000000          4.64000000          4.64000000     1,000.00000000       5.760000%
M7       46629TAM2    1,000.00000000       0.00000000          4.93000000          4.93000000     1,000.00000000       6.120000%
M8       46629TAN0    1,000.00000000       0.00000000          5.03472213          5.03472213     1,000.00000000       6.250000%
M9       46629TAP5    1,000.00000000       0.00000000          5.73555571          5.73555571     1,000.00000000       7.120000%
M10      46629TAQ3    1,000.00000000       0.00000000          5.69527745          5.69527745     1,000.00000000       7.070000%
P        46629TAS9    1,000.00000000       0.00000000  1,833,362.30000000  1,833,362.30000000     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                  976.81935067      18.55417959          4.65652093         23.21070052       958.26517108
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46629TAR1     977.45663328     0.00000000          1.69393447          1.69393447       959.41269716      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH1
                                                        December 26, 2006

Dates:
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/14/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            419,876.45
Group 1                                                                                                         120,479.19
Group 2                                                                                                         299,397.26

Principal Prepayments (Total)                                                                                10,372,118.06
Group 1                                                                                                       2,731,090.00
Group 2                                                                                                       7,641,028.06

Curtailments (Total)                                                                                             31,511.26
Group 1                                                                                                           2,407.85
Group 2                                                                                                          29,103.41

Curtailment Interest Adjustments (Total)                                                                            -90.24
Group 1                                                                                                             -83.35
Group 2                                                                                                              -6.89

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Repurchase Principal Adjustments (Total)                                                                              0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Interest Funds:
Gross Interest                                                                                                3,830,902.44
Group 1                                                                                                       1,207,474.43
Group 2                                                                                                       2,623,428.01

Repurchase Interest Adjustments (Total)                                                                               0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Servicing Fees                                                                                                  244,297.71
Group 1                                                                                                          76,855.84
Group 2                                                                                                         167,441.87

Trustee Fees                                                                                                      1,954.38
Group 1                                                                                                             614.84
Group 2                                                                                                           1,339.54

Custodian Fee                                                                                                       977.19
Group 1                                                                                                             307.42
Group 2                                                                                                             669.77

Trust Oversight Manager Fees                                                                                      7,328.93
Group 1                                                                                                           2,305.67
Group 2                                                                                                           5,023.25

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       28
Group 1                                                                                                                  6
Group 2                                                                                                                 22

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            5,796,610.23
Group 1                                                                                                         971,576.72
Group 2                                                                                                       4,825,033.51

Amount of Prepayment Penalties Collected                                                                        183,336.23
Group 1                                                                                                          30,566.71
Group 2                                                                                                         152,769.52
Available Remitance Amount                                                                                   14,399,759.76

Principal Remittance Amount (Total)                                                                          10,823,415.53
Group 1                                                                                                       2,853,893.69
Group 2                                                                                                       7,969,521.84

Interest Remittance Amount (Total)                                                                            3,576,344.23
Group 1                                                                                                       1,127,390.65
Group 2                                                                                                       2,448,953.58

Pool Detail:
Beginning Number of Loans Outstanding                                                                                3,261
Group 1                                                                                                              1,096
Group 2                                                                                                              2,165

Ending Number of Loans Outstanding                                                                                   3,212
Group 1                                                                                                              1,082
Group 2                                                                                                              2,130

Beginning Aggregate Loan Balance                                                                            586,314,384.42
Group 1                                                                                                     184,453,998.51
Group 2                                                                                                     401,860,385.91

Ending Aggregate Loan Balance                                                                               575,490,968.89
Group 1                                                                                                     181,600,104.82
Group 2                                                                                                     393,890,864.07

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaning Term To Maturity                                                                             339
Group 1                                                                                                                342
Group 2                                                                                                                338

Weighted Average Net Mortgage Rate                                                                                7.26386%
Group 1                                                                                                           7.28770%
Group 2                                                                                                           7.25292%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29


Delinquent Mortgage Loans
Group 1
Category       Number   Principal Balance    Percentage
1 Month          5              585,949.56          0.32%
2 Month          1               99,255.12          0.05%
3 Month          0                    0.00          0.00%
Total            6              685,204.68          0.38%

Delinquent Mortgage Loans
Group 2
Category       Number   Principal Balance    Percentage
1 Month          17           3,103,932.96          0.79%
2 Month          0                    0.00          0.00%
3 Month          0                    0.00          0.00%
Total            17           3,103,932.96          0.79%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.


Bankruptcies
Group Number Number of Loans     Principal Balance   Percentage
      1             0                      0.00        0.00%
      2             2                528,734.22        0.13%
Total               2                528,734.22        0.09%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Bankruptcy Loans                                                                                         0
Total Principal Balance of Bankruptcy Loans                                                                           0.00

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              2
Principal Balance of Bankruptcy Loans that are Current                                                          528,734.22
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Bankruptcy Loans                                                                                         2
Total Principal Balance of Bankruptcy Loans                                                                     528,734.22


Foreclosures
Group Number  Number of Loans      Principal Balance    Percentage
      1              0                      0.00         0.00%
      2              0                      0.00         0.00%
Total                0                      0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                  0.00
Total Number of Foreclosure Loans                                                                                        0
Total Principal Balance of Foreclosure Loans                                                                          0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                  0.00
Total Number of Foreclosure Loans                                                                                        0
Total Principal Balance of Foreclosure Loans                                                                          0.00


REO Properties
Group Number    Number of Loans      Principal Balance    Percentage
      1                0                      0.00           0.00%
      2                0                      0.00           0.00%
Total                  0                      0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                          0.00
Total Number of REO Loans                                                                                                0
Total Principal Balance of REO Loans                                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                          0.00
Total Number of REO Loans                                                                                                0
Total Principal Balance of REO Loans                                                                                  0.00


REO Property Scheduled Balance
Group Number        Loan Number       REO Date    Schedule Principal Balance
                                                            0.00
Total                                                       0.00


Principal Payoffs by Group occured in this Distribution
Group Number      Number of Loans   Principal Balance    Percentage
      1                  14               2,731,090.00          1.50%
      2                  35               7,641,028.06          1.94%
Total                    49              10,372,118.06          1.80%


Realized Loss Group Report
Group       Current     Cumulative    Ending          Balance of         Net Liquidation
Number      Loss        Loss          Balance         Liquidated Loans   Proceeds
1           0.00        0.00          181,600,104.82  0.00               0.00
2           0.00        0.00          393,890,864.07  0.00               0.00
TOTAL       0.00        0.00          575,490,968.89  0.00               0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                        0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00
Trigger Event         (Effective September 2009)                                                                        NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 37.74% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                            0.01725%
37.74% of of Senior Enhancement Percetage                                                                         8.33936%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.00000%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        16,495,509.90
Ending Overcollateralization Amount                                                                          16,495,509.90
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,016,084.10
Payment to Class C                                                                                            1,016,084.10

Certificate Interest Shortfall Detail:

Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Occured This Period                                                                      0.00
Class A-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                             27,256.32
Net Swap Payment Paid                                                                                            27,256.32
Net Swap Receipt Due                                                                                                  0.00

Beginning Balance                                                                                                     0.00
Additions to the Swap Account                                                                                    27,256.32
Withdrawals from the Swap Account                                                                                27,256.32
Ending Balance                                                                                                        0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                              0.00
Divident Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occured this distribution                                                         0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.514338

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.450000
Class A-2                                                                                                         5.370000
Class A-3                                                                                                         5.420000
Class A-4                                                                                                         5.460000
Class A-5                                                                                                         5.550000
Class M-1                                                                                                         5.540000
Class M-2                                                                                                         5.610000
Class M-3                                                                                                         5.640000
Class M-4                                                                                                         5.700000
Class M-5                                                                                                         5.720000
Class M-6                                                                                                         5.760000
Class M-7                                                                                                         6.120000
Class M-8                                                                                                         6.250000
Class M-9                                                                                                         7.120000
Class M-10                                                                                                        7.070000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Occured This Period                                                                                   0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.